RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS (TABLES)	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements [Abstract]
Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis Table
The following table sets forth the Company's financial assets and liabilities as of June 30, 2013 and 2012 that were measured at fair value on a recurring basis during the period, segregated by level within the fair value hierarchy:

	Level 1		Level 2		Level 3		Total
June 30	2013	2012	2013	2012	2013	2012	2013	2012
ASSETS RECORDED AT FAIR VALUE
Investments:
U.S. government securities	$—	$—	$1,571	$—	$—	$—	$1,571	$—
Other investments	23	9	—	—	24	24	47	33
Derivatives relating to:
Foreign currency hedges	—	—	168	—	—	—	168	—
Other foreign currency instruments(1)	—	—	19	86	—	—	19	86
Interest rates	—	—	191	298	—	—	191	298
Net investment hedges	—	—	233	32	—	—	233	32
Commodities	—	—	—	3	—	—	—	3
TOTAL ASSETS RECORDED AT FAIR VALUE(2)	23	9	2,182	419	24	24	2,229	452

LIABILITIES RECORDED AT FAIR VALUE
Derivatives relating to:
Foreign currency hedges	$—	$—	$—	$142	$—	$—	$—	$142
Other foreign currency instruments(1)	—	—	90	23	—	—	90	23
Interest rates	—	—	59	—	—	—	59	—
Net investment hedges	—	—	—	19	—	—	—	19
Commodities	—	—	—	2	—	—	—	2
TOTAL LIABILITIES AT FAIR VALUE(3)	—	—	149	186	—	—	149	186
LIABILITIES NOT RECORDED AT FAIR VALUE
Long-term debt (4)	22,671	25,829	3,022	2,119	—	—	25,693	27,948
TOTAL LIABILITIES RECORDED AND NOT RECORDED AT FAIR VALUE	22,671	25,829	3,171	2,305	—	—	25,842	28,134

(1)	Other foreign currency instruments are comprised of foreign currency financial instruments that do not qualify as hedges.

(2)
Investment securities and all derivative assets are presented in prepaid expenses and other current assets and other noncurrent assets. The amortized cost of the U.S. government securities was $1,604 as of June 30, 2013. All U.S. government securities have contractual maturities between one and five years. Fair values are generally estimated based upon quoted market prices for similar instruments.

(3)	All liabilities are presented in accrued and other liabilities or other noncurrent liabilities.

(4)
Long-term debt includes the current portion ($4,540 and $4,095 as of June 30, 2013 and 2012, respectively) of debt instruments. Long-term debt is not recorded at fair value on a recurring basis, but is measured at fair value for disclosure purposes. Fair values are generally estimated based on quoted market prices for identical or similar instruments.

Schedule of Derivative Instruments
Disclosures about Derivative Instruments
The notional amounts and fair values of qualifying and non-qualifying financial instruments used in hedging transactions as of June 30, 2013 and 2012 are as follows:

	Notional Amount		Fair Value Asset/(Liability)
June 30	2013	2012	2013	2012
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Foreign currency contracts	$951	$831	$168	$(142)

DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS
Interest rate contracts	$9,117	$10,747	$132	$298

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	$1,303	$1,768	$233	$13

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
Foreign currency contracts	$7,080	$13,210	$(71)	$63
Commodity contracts	—	125	—	1
TOTAL	7,080	13,335	(71)	64
The total notional amount of contracts outstanding at the end of the period is indicative of the level of the Company's derivative activity during the period.

	Amount of Gain/(Loss) Recognized in AOCI on Derivatives (Effective Portion)
June 30	2013	2012
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$7	$11
Foreign currency contracts	14	22
TOTAL	21	33

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	$145	$6
The effective portion of gains and losses on derivative instruments that was recognized in OCI during the years ended June 30, 2013 and 2012 was not material. During the next 12 months, the amount of the June 30, 2013, accumulated OCI balance that will be reclassified to earnings is expected to be immaterial.
The amounts of gains and losses on qualifying and non-qualifying financial instruments used in hedging transactions for the years ended June 30, 2013 and 2012 were as follows:

	Amount of Gain/(Loss) Reclassified from AOCI into Income
Years ended June 30	2013	2012
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$6	$6
Foreign currency contracts	215	5
Commodity contracts	—	3
TOTAL	221	14

	Amount of Gain/(Loss) Recognized in Income
Years ended June 30	2013	2012
DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS
Interest rate contracts	$(167)	$135
Debt	171	(137)
TOTAL	4	(2)

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	$(2)	$(1)

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
Foreign currency contracts(1)	$(34)	$(1,121)
Commodity contracts	—	2
TOTAL	(34)	(1,119)

(1)	The gain or loss on non-qualifying foreign currency contracts substantially offsets the foreign currency mark-to-market impact of the related exposure.